Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments
February 28, 2021 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (a) – 87.7%
	Australia – 11.8%
2,450,297	AusNet Services (b)	$3,120,305
3,114,559	Spark Infrastructure Group (b)	4,888,855
156,912	Transurban Group (b)	1,545,420
		9,554,580
	Canada – 18.9%
194,869	Enbridge, Inc. (b)	6,581,384
141,150	Hydro One Ltd. (b) (c) (d)	2,996,914
56,113	Pembina Pipeline Corp. (b)	1,426,856
100,506	TC Energy Corp. (b)	4,209,469
		15,214,623
	Hong Kong – 6.1%
508,000	CLP Holdings, Ltd. (b)	4,954,612
	Italy – 8.6%
389,921	Enav S.p.A. (b) (c) (d)	1,879,014
394,356	Snam S.p.A. (b)	2,044,081
436,813	Terna Rete Elettrica Nazionale S.p.A (b)	3,039,948
		6,963,043
	Japan – 3.5%
46,400	West Japan Railway Co. (b)	2,835,495
	Mexico – 1.5%
340,000	Infraestructura Energetica Nova S.A.B. de C.V. (b) (e)	1,191,731
	United Kingdom – 24.3%
579,499	National Grid PLC (b)	6,510,535
157,184	Pennon Group PLC (b)	1,913,961
180,674	Severn Trent PLC (b)	5,512,559
471,455	United Utilities Group PLC (b)	5,643,493
		19,580,548
	United States – 13.0%
57,955	Eversource Energy (b)	4,606,263
195,738	Kinder Morgan, Inc. (b)	2,877,349
15,147	Sempra Energy (b)	1,756,749
19,400	Southwest Gas Holdings, Inc.	1,209,590
		10,449,951
	Total Common Stocks	70,744,583
	(Cost $70,056,202)
MASTER LIMITED PARTNERSHIPS (a) – 10.2%
	United States – 10.2%
264,638	Enterprise Products Partners, L.P. (b)	5,642,082

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments (Continued)
February 28, 2021 (Unaudited)
Shares/ Units	Description	Value
MASTER LIMITED PARTNERSHIPS (a) (Continued)
	United States (Continued)
62,507	Magellan Midstream Partners, L.P. (b)	$2,604,667
	Total Master Limited Partnerships	8,246,749
	(Cost $7,305,997)

Principal Value	Description	Rate (f)	Stated Maturity (g)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 36.5%
	Luxembourg – 0.6%
$496,250	Connect Finco SARL, Term Loan B, 1 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	12/12/26	497,843
	United States – 35.9%
1,215,218	Array Technologies, Inc., Initial Term Loan, 1 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	10/14/27	1,217,745
1,250,000	Astoria Energy LLC, Term Loan B, 1 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	12/10/27	1,250,975
329,821	Buckeye Partners L.P., Term Loan B1, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.37%	11/01/26	329,356
100,000	BW Gas & Convenience Holdings LLC, Initial Term Loan, 1 Mo. LIBOR + 6.25%, 1.00% Floor	6.37%	11/18/24	101,125
720,000	Calpine Construction Finance Co., L.P., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	2.11%	01/15/25	715,630
1,175,988	Calpine Corp., Term Loan B5, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.62%	12/16/27	1,173,165
687,510	Calpine Corp., Term Loan, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.11%	04/01/26	682,869
248,741	Charter Communications Operating LLC, Term Loan B2, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.87%	02/01/27	248,360
1,296,750	Consolidated Communications, Inc., Initial Term Loan, 1 Mo. LIBOR + 4.75%, 1.00% Floor	5.75%	10/02/27	1,303,026
460,000	Coral-US Co-Borrower LLC, Term Loan B5, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.37%	01/31/28	457,291
717,583	Core & Main L.P., Initial Term Loan, 3 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	08/01/24	716,507
1,363,397	CSC Holdings LLC, 2017 Refinancing Term Loan, 3 Mo. LIBOR + 2.25%, 0.00% Floor	2.36%	07/17/25	1,354,753
268,235	Cumulus Media New Holdings, Inc., Initial Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	03/31/26	265,888
597,000	Delta Air Lines, Inc., Initial Term Loan, 1 Mo. LIBOR + 4.75%, 1.00% Floor	5.75%	04/29/23	600,731
1,679,251	EFS Cogen Holdings I LLC, Term Loan B Advance, 1 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	10/01/27	1,680,645
500,000	EW Scripps (The) Co., Tranche Term Loan B-3, 1 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	01/07/28	500,390
1,375,000	Frontier Communications Corp., DIP Term Loan B, 1 Mo. LIBOR + 4.75%, 1.00% Floor (h)	5.75%	10/08/21	1,384,460
999,372	Genesee & Wyoming, Inc., Term Loan, 1 Mo. LIBOR + 2.00%, 0.00% Floor	2.25%	12/30/26	1,000,201
750,000	Global Medical Response, Inc., Term Loan B, 1 Mo. LIBOR + 4.75%, 1.00% Floor	5.75%	10/02/25	750,000
1,492,500	Hamilton Projects Acquiror LLC, Term Loan, 1 Mo. LIBOR + 4.75%, 1.00% Floor	5.75%	06/26/27	1,504,813
491,256	HCA, Inc., Term Loan B12, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.87%	03/13/25	492,180
473,283	HCA, Inc., Term Loan B13, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.87%	03/18/26	474,244

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments (Continued)
February 28, 2021 (Unaudited)
Principal Value	Description	Rate (f)	Stated Maturity (g)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	United States (Continued)
$500,000	LCPR Loan Financing LLC, Initial Term Loans, 1 Mo. LIBOR + 5.00%, 0.00% Floor	5.11%	10/25/26	$504,125
1,443,008	Level 3 Financing, Inc., Tranche B 2027 Term Loans, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.86%	03/01/27	1,437,900
990,000	Lumen Technologies, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.36%	03/15/27	985,723
1,250,000	Mileage Plus Holdings LLC, Initial Term Loan, 1 Mo. LIBOR + 5.25%, 1.00% Floor	6.25%	06/20/27	1,332,888
2,626,800	PG&E Corp., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	06/23/25	2,634,181
250,000	Solenis International LLC, Term Loan B, 3 Mo. LIBOR + 8.50%, 0.00% Floor	8.73%	06/26/26	249,793
1,350,000	Telenet Financing USD LLC, Term Loan AR, 6 Mo. LIBOR + 2.00%, 0.00% Floor	2.11%	04/30/28	1,340,995
594,000	Terrier Media Buyer, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.62%	12/17/26	593,258
491,343	USIC Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.00%	12/09/23	490,936
1,192,218	Vistra Operations Co., LLC, 2018 Incremental Term Loans, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.86%-1.87%	12/31/25	1,187,556
				28,961,709
	Total Senior Floating-Rate Loan Interests			29,459,552
	(Cost $29,160,889)

Total Investments – 134.4%	108,450,884
(Cost $106,523,088) (i)
Outstanding Loan – (36.3)%	(29,250,000)
Net Other Assets and Liabilities – 1.9%	1,483,799
Net Assets – 100.0%	$80,684,683

(a)	Portfolio securities are categorized based upon their country of incorporation.
(b)	All or a portion of this security serves as collateral on the outstanding loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Non-income producing security.
(f)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(g)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(h)	This issuer has filed for protection in bankruptcy court.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,017,704 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,089,908. The net unrealized appreciation was $1,927,796.

LIBOR	London Interbank Offered Rate

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments (Continued)
February 28, 2021 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of February 28, 2021 is as follows:
	Total Value at 2/28/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 70,744,583	$ 70,744,583	$ —	$ —
Master Limited Partnerships*	8,246,749	8,246,749	—	—
Senior Floating-Rate Loan Interests*	29,459,552	—	29,459,552	—
Total Investments	$ 108,450,884	$ 78,991,332	$ 29,459,552	$—

*	See Portfolio of Investments for country breakout.